Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000132742 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132742 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132742 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132742 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000132742 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132742 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000132742 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132742 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000132742 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000132740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132740 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132740 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000132740 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132740 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000132740 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132740 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000132740 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000228330 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228330 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228330 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228330 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000228330 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000228330 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000228330 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000228330 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000228330 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000132735 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132735 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132735 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000132735 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132735 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000132735 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132735 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000132735 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000132750 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132750 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132750 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132750 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000132750 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000132750 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000132750 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000132750 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000132750 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000228331 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228331 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228331 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228331 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000228331 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000228331 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000228331 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000228331 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000228331 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000132747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132747 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132747 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000132747 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000132747 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000132747 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000132747 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000132747 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000132749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132749 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132749 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132749 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000132749 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000132749 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000132749 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000132749 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000132749 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000132758 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000132758 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000132758 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132758 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132758 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000132758 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000132758 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000132758 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000132758 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000132758 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132756 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000132756 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000132756 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132756 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132756 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000132756 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000132756 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000132756 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000132756 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000132756 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228332 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228332 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228332 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228332 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000228332 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000228332 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000228332 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000228332 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000228332 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000228332 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000132751 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000132751 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132751 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132751 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000132751 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000132751 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000132751 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000132751 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000132751 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132759 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132759 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000132759 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132759 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132759 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132759 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000132759 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000228333 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228333 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228333 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228333 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000228333 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000228333 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000228333 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000228333 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000228333 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000132764 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132764 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132764 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132764 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000132764 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132764 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132764 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132764 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000132764 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000132766 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132766 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132766 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132766 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000132766 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132766 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132766 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132766 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000132766 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000132774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132774 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132774 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000132774 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000132774 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000132774 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000132774 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000132774 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000132774 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132772 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132772 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000132772 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000132772 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000132772 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000132772 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000132772 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000132772 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228334 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228334 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228334 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228334 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000228334 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000228334 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000228334 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000228334 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000228334 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000228334 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132767 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132767 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132767 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132767 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000132767 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000132767 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000132767 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000132767 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000132767 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000132767 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132775 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132775 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132775 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132775 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000132775 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000132775 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000132775 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000132775 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000132775 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000228335 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228335 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228335 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228335 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000228335 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228335 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000228335 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000228335 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000228335 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000132780 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132780 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132780 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132780 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000132780 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000132780 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000132780 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000132780 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000132780 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000132782 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132782 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132782 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132782 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000132782 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000132782 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000132782 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000132782 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000132782 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000132790 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132790 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132790 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132790 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000132790 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132790 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000132790 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000132790 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132790 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000132790 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132788 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132788 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132788 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132788 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000132788 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132788 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000132788 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000132788 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132788 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000132788 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228336 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228336 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228336 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228336 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000228336 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228336 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000228336 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000228336 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000228336 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000228336 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132783 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132783 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132783 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132783 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000132783 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132783 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000132783 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000132783 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132783 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000132783 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132791 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132791 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132791 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132791 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000132791 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132791 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000132791 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000132791 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132791 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000228337 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228337 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228337 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228337 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000228337 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228337 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000228337 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000228337 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228337 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000132796 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132796 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132796 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132796 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000132796 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132796 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000132796 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000132796 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132796 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000132798 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132798 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132798 [Member] | Alternative markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132798 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000132798 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132798 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000132798 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000132798 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132798 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000132806 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000132806 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000132806 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132806 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132806 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000132806 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132806 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000132806 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132804 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000132804 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000132804 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132804 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132804 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000132804 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132804 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000132804 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228338 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228338 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228338 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000228338 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000228338 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000228338 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228338 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000228338 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132799 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000132799 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000132799 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132799 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132799 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000132799 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132799 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000132799 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000138480 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138480 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138480 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000138480 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000138480 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000138480 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000138480 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000228341 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228341 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228341 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000228341 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000228341 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000228341 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228341 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000138485 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138485 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138485 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000138485 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000138485 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000138485 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000138485 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000138487 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138487 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138487 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000138487 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000138487 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000138487 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000138487 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000167635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000167635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000167635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000167635 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000167635 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167633 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000167633 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000167633 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000167633 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167633 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000167633 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228344 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228344 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228344 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000228344 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000228344 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000228344 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228344 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000228344 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167628 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167628 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000167628 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000167628 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000167628 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000167628 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221529 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221529 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221529 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000221529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000221529 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000221529 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000228345 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228345 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228345 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000228345 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000228345 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000228345 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228345 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000221528 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221528 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221528 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000221528 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000221528 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000221528 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221528 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000259691 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259691 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259691 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000259691 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000259691 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000259691 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259691 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000259691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259693 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259693 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259693 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000259693 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000259693 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000259693 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259693 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000259693 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259692 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259692 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259692 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000259692 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000259692 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000259692 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259692 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000259692 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%